Exhibit 99.1

Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	May 2015
Distribution Date	6/15/2015
Transaction Month	48
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	April 22, 2011
Closing Date:	May 18, 2011

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,057,739,792.32	59,025	4.54%	59.86
Original Adj. Pool Balance:	$1,010,117,970.23

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$204,000,000.00	19.286%	0.24828%	May 15, 2012
Class A-2 Notes	Fixed	$313,000,000.00	29.591%	0.59000%	March 17, 2014
Class A-3 Notes	Fixed	$277,000,000.00	26.188%	1.04000%	September 15, 2015
Class A-4 Notes	Fixed	$110,050,000.00	10.404%	1.65000%	February 15, 2017
Class B Notes	Fixed	$36,360,000.00	3.438%	2.27000%	February 15, 2017
Class C Notes	Fixed	$34,340,000.00	3.247%	2.86000%	March 15, 2017
Class D Notes	Fixed	$25,250,000.00	2.387%	3.51000%	November 15, 2017
Total Securities		$1,000,000,000.00	94.541%

Overcollateralization		$10,117,970.23	0.957%
YSOA		$47,621,822.09	4.502%
Total Original Pool Balance		$1,057,739,792.32	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$-	-	$-	-	$-
Class B Notes	$5,354,609.65	0.1472665	$-	-	$5,354,609.65
Class C Notes	$34,340,000.00	1.0000000	$32,041,987.72	0.9330806	$2,298,012.28
Class D Notes	$25,250,000.00	1.0000000	$25,250,000.00	1.0000000	$-
Total Securities	$64,944,609.65	0.0649446	$57,291,987.72	0.0572920	$7,652,621.93

Weighted Avg. Coupon (WAC)	4.91%		4.93%
Weighted Avg. Remaining Maturity (WARM)	17.59		16.82
Pool Receivables Balance	$87,982,681.89		$80,014,719.85
Remaining Number of Receivables	18,253		17,665

Adjusted Pool Balance	$85,146,969.05		$77,494,347.12

III. COLLECTIONS

Principal:
Principal Collections	$7,843,654.71
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$154,992.68
Total Principal Collections	$7,998,647.39

Interest:
Interest Collections	$356,100.36
Late Fees & Other Charges	$23,142.52
Interest on Repurchase Principal	$-
Total Interest Collections	$379,242.88

Collection Account Interest	$426.69
Reserve Account Interest	$285.79
Servicer Advances	$-

Total Collections	$8,378,602.75

Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	May 2015
Distribution Date	6/15/2015
Transaction Month	48
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections	$8,378,602.75
Reserve Account Available	$5,050,589.85
Total Available for Distribution	$13,429,192.60

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$73,318.90		$73,318.90	$73,318.90
Collection Account Interest					$426.69
Late Fees & Other Charges					$23,142.52
Total due to Servicer					$96,888.11

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$-		$-

Total Class A interest:		$-		$-	$-

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$10,129.14		$10,129.14	$10,129.14

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$81,843.67		$81,843.67	$81,843.67

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$73,856.25		$73,856.25	$73,856.25

Available Funds Remaining:					$8,115,885.58

Reserve Account Release					$-
Reserve Account Draw					$-

9. Regular Principal Distribution Amount:					$7,652,621.93

	Distributable Amount	Paid Amount
Class A-1 Notes		$-
Class A-2 Notes		$-
Class A-3 Notes		$-
Class A-4 Notes		$-
Class A Notes Total:	$-	$-
Class B Notes Total:	$5,354,609.65	$5,354,609.65
Class C Notes Total:	$2,298,012.28	$2,298,012.28
Class D Notes Total:	$-	$-
Total Noteholders Principal	$7,652,621.93	$7,652,621.93

10. Required Deposit to Reserve Account			0.00

11. Trustee Expenses			0.00

12. Remaining Available Collections Released to Certificateholder			463,263.65

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$2,835,712.84
Beginning Period Amount	$2,835,712.84
Current Period Amortization	$315,340.12
Ending Period Required Amount	$2,520,372.73
Ending Period Amount	$2,520,372.73
Next Distribution Date Amount	$2,226,867.80

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$5,050,589.85
Beginning Period Amount	$5,050,589.85
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$5,050,589.85
Ending Period Amount	$5,050,589.85

VII. OVERCOLLATERALIZATION

Overcollateralization Target	2.00%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$20,202,359.40	$20,202,359.40	$20,202,359.40
Overcollateralization as a % of Original Adjusted Pool	2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool	23.73%	26.07%	26.07%

Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	May 2015
Distribution Date	6/15/2015
Transaction Month	48
30/360 Days	30
Actual/360 Days	31

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.00%	17,311	96.91%	$77,538,767.61
30 - 60 Days	1.56%	275	2.40%	$1,916,783.08
61 - 90 Days	0.39%	69	0.63%	$504,516.43
91 + Days	0.06%	10	0.07%	$54,652.73
		17,665		$80,014,719.85
Total
Delinquent Receivables 61 + days past due	0.45%	79	0.70%	$559,169.16
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.38%	70	0.54%	$479,122.84
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.30%	58	0.45%	$432,076.12
Three-Month Average Delinquency Ratio	0.38%		0.56%

Repossession in Current Period		8		$44,942.77
Repossession Inventory		25		$24,811.87

Charge-Offs
Gross Principal of Charge-Off for Current Period				$124,307.33
Recoveries				$(154,992.68)
Net Charge-offs for Current Period				$(30,685.35)

Beginning Pool Balance for Current Period				$87,982,681.89

Net Loss Ratio				-0.42%
Net Loss Ratio for 1st Preceding Collection Period				0.45%
Net Loss Ratio for 2nd Preceding Collection Period				-0.85%
Three-Month Average Net Loss Ratio for Current Period				-0.27%

Cumulative Net Losses for All Periods				$7,269,569.43
Cumulative Net Losses as a % of Initial Pool Balance				0.69%

Principal Balance of Extensions				$289,916.98
Number of Extensions				43